1
MERK HARD CURRENCY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021
Principal Security Description Currency Rate Maturity Value in USD
Foreign Bonds - 67.9%
(a)
Non-U.S. Government - Australia - 5.0%
$ 3,800,000 Australia Government Bond AUD 2.000% 12/21/21 $ 2,876,780
Non-U.S. Government - Austria - 4.3%
2,000,000 Republic of Austria Government Bond
(b)
EUR 3.650 04/20/22 2,453,720
Non-U.S. Government - New Zealand - 5.4%
4,100,000 New Zealand Government Bond NZD 5.500 04/15/23 3,120,157
Non-U.S. Government - Sweden - 4.4%
21,000,000 Sweden Government Bond SEK 3.500 06/01/22 2,540,254
Non-U.S. Government Agency - Sweden - 13.1%
64,000,000 Kommuninvest I Sverige AB, MTN SEK 1.000 09/15/21 7,499,470
Non-U.S.Government Agency - Germany - 6.1%
30,000,000 Kreditanstalt fuer Wiederaufbau, EMTN NOK 1.125 05/12/22 3,503,918
Regional Agencies - Australia - 4.2%
3,200,000 Western Australian Treasury Corp. AUD 7.000 07/15/21 2,405,903
Regional Authority - Australia - 4.6%
3,400,000 New South Wales Treasury Corp. AUD 6.000 03/01/22 2,651,752
Regional Authority - Canada - 16.6%
3,000,000 Province of Alberta Canada CAD 1.350 09/01/21 2,424,468
2,600,000 Province of British Columbia Canada CAD 3.250 12/18/21 2,126,437
3,000,000 Province of New Brunswick Canada CAD 3.350 12/03/21 2,451,379
3,000,000 Province of Saskatchewan Canada CAD 9.600 02/04/22 2,552,759
9,555,043
Supranational Bank - Luxembourg - 4.2%
2,000,000 European Financial Stability Facility, EMTN EUR 3.500 02/04/22 2,430,560
Total Foreign Bonds (Cost $38,515,602) 39,037,557
Foreign Treasury Securities - 14.9%
(a)
Non-U.S. Government - Canada - 3.5%
2,500,000 Canadian Treasury Bill CAD 0.080 08/05/21 2,016,457
Non-U.S. Government - Norway - 11.4%
56,500,000 Norway Treasury Bill
(b)(c)
NOK 0.110 -
0.130 12/15/21 6,558,593
Total Foreign Treasury Securities (Cost $8,704,553) 8,575,050
U.S. Government & Agency Obligations - 11.3%
(a)
U.S. Treasury Securities - 11.3%
6,500,000 U.S. Treasury Bill
(Cost $6,499,945) USD 0.010 07/22/21 6,499,838
Shares Security Description Currency Value in USD
Exchange Traded Product - 1.8%
61,300 VanEck Merk Gold Trust ETF
(d)
(Cost $654,071) USD 1,055,586
Shares Security Description Currency Rate Value in USD
Money Market Fund - 0.7%
382,340
Morgan Stanley Institutional Liquidity Funds Treasury
Securities Portfolio, Institutional Class
(e)
(Cost $382,340) USD 0.010 382,340
Investments, at value - 96.6% (Cost $54,756,511) $ 55,550,371
Foreign Currencies – 2.8% (Cost $1,634,012) 1,621,379
Net Unrealized Gain/Loss on Forward Currency Contracts – (0.1)% (43,560)
Other Assets & Liabilities, Net – 0.7% 367,584
NET ASSETS – 100.0%
$ 57,495,774
EMTN European Medium Term Note
ETF Exchange Traded Fund
MTN Medium Term Note
(a) All or a portion of these securities are segregated to cover outstanding forward currency contract exposure.

Affiliated investments are investments that are managed by the Adviser, and are noted in the Merk Hard Currency Fund’s Schedule of Investments. Transactions during the period with affiliates were as follows:
As of June 30, 2021, the Merk Hard Currency Fund had the following forward currency contract outstanding:
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy.
Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to
$9,012,313 or 15.7% of net assets.
(c) Rate presented is yield to maturity.
(d) Non-income producing security.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2021.
Exchange Traded Product
VanEck Merk Gold
Trust ETF
**
Balance
3/31/2021
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
6/30/2021
Realized
Gain/(Loss) Investment Income
Shares/
Principal 61,300 – – – 61,300
Cost $ 654,071 $ – $ – $ – $ 654,071 $ – $ –
Value 1,019,419 – – 36,167 1,055,586
Counterparty Contracts to Purchase/(Sell)
Settlement
Date Settlement Value
Net Unrealized
Appreciation
(Depreciation)
BNY Mellon Capital Markets, LLC (605,000,000) Japanese Yen 07/07/21 $ (5,468,290) $ 22,177
605,000,000 Japanese Yen 07/07/21 5,466,436 (20,323)
505,000,000 Japanese Yen 07/14/21 4,565,946 (19,746)
RBC Capital Markets, LLC (1,800,000) British Pound Sterling 07/07/21 (2,492,422) 2,428
1,800,000 British Pound Sterling 07/07/21 2,515,673 (25,678)
1,800,000 British Pound Sterling 07/14/21 2,492,467 (2,418)
$ (43,560)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE
ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE
FUND.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Foreign Bonds $ – $ 39,037,557 $ – $ 39,037,557
Foreign Treasury Securities – 8,575,050 – 8,575,050
U.S. Government & Agency Obligations – 6,499,838 – 6,499,838
Exchange Traded Product 1,055,586 – – 1,055,586
Money Market Fund – 382,340 – 382,340
Investments, at value $ 1,055,586 $ 54,494,785 $ – $ 55,550,371
Other Financial Instruments
*
Forward Currency Contracts
– 24,605 – 24,605
Total Assets
$ 1,055,586 $ 54,519,390 $ – $ 55,574,976
Liabilities
Other Financial Instruments
*
Forward Currency Contracts
$ – $ (68,165) $ – $ (68,165)
Total Liabilities
$ – $ (68,165) $ – $ (68,165)
*
Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as forward currency contracts, which are valued at the unrealized appreciation (depreciation) at period end.